Organization, Principal Activities and Management's Plans (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries and Variable Interest Entity
Entities	Subsidiaries/ VIE	June 30, 2020 % owned	December 31, 2019 % owned	December 31, 2018 % owned	Location
Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Information Security Tech. International Co., Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	VIE	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	VIE subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	VIE subsidiary	100%	100%	100%	Shenzhen, China